Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Jun. 25, 2021 $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 15, 2023 $ / shares
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized | shares					2,000,000,000
Common stock, shares authorized | shares			1,900,000,000	1,900,000,000	1,900,000,000
Preferred stock, shares authorized | shares			100,000,000	100,000,000	100,000,000
Common stock shares voting rights			The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.	The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.
PIPE Investors [Member]
Business Acquisition [Line Items]
Number of shares purchased | shares		450,000
Shares issued issue price per share		$ 500
Proceeds from the issuance of common stock | $		$ 225.0
Myx [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted | shares					300,000
Maximum [Member] | Myx [Member]
Business Acquisition [Line Items]
Amount equal to value of shares converted | $					$ 37.7
Vesting Tranche One [Member]
Business Acquisition [Line Items]
Share price	$ 600
Vesting Tranche Two [Member]
Business Acquisition [Line Items]
Share price	650
Vesting Tranche Three [Member]
Business Acquisition [Line Items]
Share price	700
Vesting Tranche Four [Member]
Business Acquisition [Line Items]
Share price	750
Vesting Tranche Five [Member]
Business Acquisition [Line Items]
Share price	750
Vesting Tranche Six [Member]
Business Acquisition [Line Items]
Share price	$ 800
Common Class A [Member]
Business Acquisition [Line Items]
Conversion ratio of common stock					0.067193498
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized | shares			1,600,000,000	1,600,000,000	1,600,000,000
Common stock shares voting rights			one vote	one vote	one vote
Common Stock Class X [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized | shares			200,000,000	200,000,000	200,000,000
Common stock shares voting rights					ten votes
Common Stock Class X [Member] | Effective Time Of Merger [Member]
Business Acquisition [Line Items]
Common stock shares exchange ratio					3.359674941
Founder Share [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Shares held subject to earnout criteria | shares	75,000
Business combination shares threshold trading days	20 days
Business combination threshold consecutive trading days	30 days
Business combination shares term of vesting	10 years
Founder Share [Member] | Vesting Tranche One [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Founder Share [Member] | Vesting Tranche Two [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Founder Share [Member] | Vesting Tranche Three [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Founder Share [Member] | Vesting Tranche Four [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Founder Share [Member] | Vesting Tranche Five [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Founder Share [Member] | Vesting Tranche Six [Member] | Forest Road [Member]
Business Acquisition [Line Items]
Business combination shares vesting percentage	10.00%
Common Class C [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized | shares			100,000,000	100,000,000	100,000,000